Expense Example {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-06 - Fidelity Managed Retirement Income Fund - Fidelity Advisor Managed Retirement Income Fund: Class Z6
Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318